Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds I
Entity Central Index Key	0000882443
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000130199 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Boston Common Global Impact Fund
Class Name	Class I
Trading Symbol	BRWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Boston Common Global Impact Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Boston Common Global Impact Fund (Class I/BRWIX)	$44	0.93%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.93%
Net Assets	$ 488,979,342
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,911,161
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of March 31, 2025)
Fund net assets	$488,979,342
Total number of portfolio holdings	71
Net advisory fees paid	$1,911,161
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Microsoft Corp. (United States)	3.6%
Apple, Inc. (United States)	3.1%
Alphabet, Inc., Class A (United States)	2.9%
NVIDIA Corp. (United States)	2.7%
BYD Co., Ltd., Class H (China)	2.6%
Netflix, Inc. (United States)	2.5%
Visa, Inc., Class A (United States)	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	2.4%
Smurfit WestRock PLC (Ireland)	2.4%
Chubb, Ltd. (Switzerland)	2.3%
Top Ten as a Group	27.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp. (United States)	3.6%
Apple, Inc. (United States)	3.1%
Alphabet, Inc., Class A (United States)	2.9%
NVIDIA Corp. (United States)	2.7%
BYD Co., Ltd., Class H (China)	2.6%
Netflix, Inc. (United States)	2.5%
Visa, Inc., Class A (United States)	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	2.4%
Smurfit WestRock PLC (Ireland)	2.4%
Chubb, Ltd. (Switzerland)	2.3%
Top Ten as a Group	27.0%

C000130200 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Global Real Return Fund
Class Name	Class I
Trading Symbol	BLUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Global Real Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Real Return Fund (Class I/BLUEX)	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 99,204,866
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 392,523
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of March 31, 2025)
Fund net assets	$99,204,866
Total number of portfolio holdings	33
Net advisory fees paid	$392,523
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Microsoft Corp. (United States)	5.5%
Unilever PLC (United Kingdom)	5.2%
Safran, S.A. (France)	5.1%
Amazon.com, Inc. (United States)	5.0%
Airbus SE (France)	4.8%
Vinci, S.A. (France)	4.3%
UnitedHealth Group, Inc. (United States)	4.2%
Alphabet, Inc., Class A (United States)	4.0%
Amadeus IT Group, S.A. (Spain)	4.0%
Diageo PLC (United Kingdom)	3.9%
Top Ten as a Group	46.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp. (United States)	5.5%
Unilever PLC (United Kingdom)	5.2%
Safran, S.A. (France)	5.1%
Amazon.com, Inc. (United States)	5.0%
Airbus SE (France)	4.8%
Vinci, S.A. (France)	4.3%
UnitedHealth Group, Inc. (United States)	4.2%
Alphabet, Inc., Class A (United States)	4.0%
Amadeus IT Group, S.A. (Spain)	4.0%
Diageo PLC (United Kingdom)	3.9%
Top Ten as a Group	46.0%

C000248366 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class N
Trading Symbol	SMFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class N/SMFNX)	$58	1.21%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.21%
Material Change Date	Dec. 06, 2024
Net Assets	$ 5,596,734
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
Fund net assets	$5,596,734
Total number of portfolio holdings	240
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.

Material Fund Change Expenses [Text Block]	Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000248367 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	SMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class I/SMFIX)	$58	1.21%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.21%
Material Change Date	Dec. 06, 2024
Net Assets	$ 5,596,734
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
Fund net assets	$5,596,734
Total number of portfolio holdings	240
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.

Material Fund Change Expenses [Text Block]	Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000248365 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class Z
Trading Symbol	SMFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class Z/SMFZX)	$58	1.21%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.21%
Material Change Date	Dec. 06, 2024
Net Assets	$ 5,596,734
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
Fund net assets	$5,596,734
Total number of portfolio holdings	240
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.

Material Fund Change Expenses [Text Block]	Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000257775 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Trend-Enhanced Markets Fund
Class Name	Class N
Trading Symbol	STMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for March 31, 2025 (inception date).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class N/STMBX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 6,000,000
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
Fund net assets	$6,000,000
Total number of portfolio holdings	0
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings (as of March 31, 2025) The Fund's inception date was March 31, 2025, and the Fund held a 100% cash position only.
C000257776 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Trend-Enhanced Markets Fund
Class Name	Class I
Trading Symbol	STMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for March 31, 2025 (inception date).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class I/STMIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 6,000,000
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
Fund net assets	$6,000,000
Total number of portfolio holdings	0
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings (as of March 31, 2025) The Fund's inception date was March 31, 2025, and the Fund held a 100% cash position only.
C000257774 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Trend-Enhanced Markets Fund
Class Name	Class Z
Trading Symbol	STMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for March 31, 2025 (inception date).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class Z/STMZX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 6,000,000
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
Fund net assets	$6,000,000
Total number of portfolio holdings	0
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings (as of March 31, 2025) The Fund's inception date was March 31, 2025, and the Fund held a 100% cash position only.